Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 4,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.55
Offering Note	Test